Inventory	12 Months Ended
May 31, 2020
Inventory
Inventory
5.	Inventory

Inventory is comprised of:

	Capitalized cost	Fair value adjustment	May 31, 2020	May 31, 2019
Harvested cannabis	$72,641	$70,310	$142,951	$23,253
Purchased cannabis	8,764	—	8,764	—
Harvested cannabis trim	3,855	168	4,023	5,789
Cannabis oil	30,946	6,053	36,999	19,601
Purchased CBD distillate	5,503	—	5,503	—
Softgel capsules	430	150	580	764
Cannabis vapes	5,686	1,865	7,551	—
Distribution inventory	35,341	—	35,341	32,944
Packaging and other inventory items	22,609	—	22,609	9,178

	$185,775	$78,546	$264,321	$91,529

During the year ended May 31, 2020, the Company recorded $64,972 (2019
 -
$36,446) of production costs. Included in production costs for the year ended May 31, 2020 is $1,860 of internal cannabis oil conversion costs (2019
 -
$1,682), $nil of external cannabis oil conversion costs (2019

-
$892), and amortization of $9,544 (2019
 -
$4,133). The Company also included $17,980 of amortization which remains in inventory for the year ended May 31, 2020 (2019
 -
$4,723) related to capital assets utilized in production. During the year ended May 31, 2020, the Company expensed $57,039 (2019
 -
$27,724) of fair value adjustments on the growth of biological assets included in inventory sold.
During the year, the Company purchased a total of $30,684 (9,253.6 kgs) of dried flower cannabis on the wholesale market. At May 31, 2020, the Company maintained $8,764 (2,887.5 kgs) of purchased cannabis in inventory. During the year ended May 31, 2020, the Company recorded $21,920 of purchased cannabis in the statements of loss and comprehensive loss.
The Company holds 47,318.4 kgs of harvested cannabis (May 31, 2019 – 6,309.9 kgs), 16,092.3 kgs of harvested cannabis trim (May 31, 2019 – 1,908.0 kgs), 106,371.0 litres of cannabis oils or 18,499.3 kgs equivalent in various stages of production (May 31, 2019 – 28,458.1 litres or 4,949.2 kgs equivalent), 1,669.2 litres of cannabis oils used in softgel capsules or 290.3 kgs equivalent (May 31, 2019 –

 982.0 litres or 218.2 kgs equivalent) and 21,707.5 litres of cannabis oils used in cannabis vape oils or 3,775.2 kgs equivalent at May 31, 2020 (May 31, 2019 – nil litres or nil kgs equivalent
).